Other Financial Liabilities - Summary of Changes in Reserve for Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities [Line Items]
Allocation of foreign currency exchange differences to profit or loss, net	$ 8,023	$ (23,027)	$ (1,020)
Reserve for Cash Flow Hedges [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Balance in hedging reserves (income hedge) at the beginning of the year net	$ 552,615	(389,604)	(366,510)
Foreign currency translation differences recorded in equity, net		(43,577)	(79,818)
Allocation of foreign currency exchange differences to profit or loss, net		433,181	56,724
Balance in hedging reserves (income hedge) at the end of the year net		$ 552,615	$ (389,604)